Shareholders' equity, net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Shareholders' equity, net [Line Items]
Schedule of dividends declared and paid

Due to the State of National Emergency declared in the country and the restrictions to the mining industry, which limit it only to the execution of critical activities, the Board agreed in a non-face-to-face session on April 15, 2020, to exclude distribution of dividends from the agenda of the call to the Annual Mandatory Meeting initially scheduled for March 2020, which took place in July 15, 2020.

The table below presents the dividends declared and paid in 2019 and 2018:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2019 Dividends
Mandatory Annual Shareholders’ Meeting	March 25	16,538	0.06
Less - Dividends of treasury shares		(1,298)
		15,240

Board of Directors’ Meeting	October 29	7,442	0.03
Less - Dividends of treasury shares		(584)
		6,858
		22,098

2018 Dividends
Mandatory Annual Shareholders’ Meeting	March 27	8,269	0.03
Less - Dividends of treasury shares		(648)
		7,621

Board of Directors’ Meeting	October 25	16,538	0.06
Less - Dividends of treasury shares		(1,299)
		15,239
		22,860

Schedule Of Earning Per Share

The calculation of loss per share attributable to the equity holders of the parent is presented below:

	2020	2019	2018

Loss for the year (numerator) - US$	(135,718,000)	(12,208,000)	(13,445,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Loss per basic share and diluted - US$	(0.53)	(0.05)	(0.05)

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the Parent is presented below:

	2020	2019	2018

Loss for the year (numerator) - US$	(141,135,000)	(1,694,000)	(1,637,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867

Loss per basic share and diluted - US$	(0.56)	(0.01)	(0.02)

Sociedad Minera El Brocal S.A.A
Disclosure of Shareholders' equity, net [Line Items]
Schedule of capital stock structure

As of December 31, 2020, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,844	4.39
From 1.01 to 20.00	2	21.05
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,848	100.00

capital stock [Member]
Disclosure of Shareholders' equity, net [Line Items]
Schedule of classes of share capital

The Group’s share capital is stated in soles and consisted of common shares with voting rights, with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock as of December 31, 2020 and 2019:

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Schedule of classes of share capital

The table below presents the composition of the investment shares as of December 31, 2020 and 2019:

	Number of	Investment	Investment
	shares	shares	shares
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)

	271,677	2,717	791